Utility Plant - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 6,757
2014	4,304
2015	3,181
2016	2,510
2017	1,238
Thereafter	61
Total minimum lease payments	$ 18,051